PUTTABLE COMMON STOCK, NET OF CURRENT PORTION (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Puttable common stock from exercise of warrants, net of current portion	$ 0	$ 78,424	$ 79,186
Puttable common stock, current		$ 22,700	$ 11,400